RELATED PARTIES - Non-Executive Director Remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Director fees	$ 1,393,000
Committee fees	548,750
Travel allowance	55,000
Single total figure of remuneration	1,996,750	$ 1,965,000	$ 1,616,000
M Ramos (Chairperson)
Disclosure of transactions between related parties [line items]
Director fees	130,500
Committee fees	71,875
Travel allowance	0
Single total figure of remuneration	202,375	107,000	0
R Gasant (Lead independent director)
Disclosure of transactions between related parties [line items]
Director fees	150,500
Committee fees	72,000
Travel allowance	0
Single total figure of remuneration	222,500	193,000	229,000
KOF Busia
Disclosure of transactions between related parties [line items]
Director fees	63,500
Committee fees	28,500
Travel allowance	11,250
Single total figure of remuneration	103,250	0	0
AM Ferguson
Disclosure of transactions between related parties [line items]
Director fees	130,500
Committee fees	59,000
Travel allowance	7,500
Single total figure of remuneration	197,000	217,000	52,000
AH Garner
Disclosure of transactions between related parties [line items]
Director fees	130,500
Committee fees	35,500
Travel allowance	7,500
Single total figure of remuneration	173,500	196,000	200,000
NP January-Bardill
Disclosure of transactions between related parties [line items]
Director fees	33,500
Committee fees	16,625
Travel allowance	0
Single total figure of remuneration	50,125	186,000	198,000
NVB Magubane
Disclosure of transactions between related parties [line items]
Director fees	130,500
Committee fees	40,000
Travel allowance	0
Single total figure of remuneration	170,500	0	0
MDC Richter
Disclosure of transactions between related parties [line items]
Director fees	130,500
Committee fees	67,000
Travel allowance	11,250
Single total figure of remuneration	208,750	230,000	235,000
RJ Ruston
Disclosure of transactions between related parties [line items]
Director fees	33,500
Committee fees	13,125
Travel allowance	10,000
Single total figure of remuneration	56,625	218,000	261,000
JE Tilk
Disclosure of transactions between related parties [line items]
Director fees	130,500
Committee fees	67,875
Travel allowance	7,500
Single total figure of remuneration	205,875	231,000	0
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Director fees	329,000
Committee fees	77,250
Travel allowance	0
Single total figure of remuneration	$ 406,250	$ 387,000	$ 441,000